Employee Option Plans - Schedule of Sapiens' Stock-Based Compensation Activity (Details) - Sapiens [Member] $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares
Schedule of Sapiens' Stock-Based Compensation Activity [Line Items]
Number of options, Outstanding	1,945,500	1,668,000
Weighted average exercise price, Outstanding	$ 24.52	$ 24.96
Weighted average remaining contractual life, Outstanding	3 years 8 months 15 days	3 years 1 month 9 days
Aggregate intrinsic value, Outstanding | $	$ 9,118	$ 4,977
Number of options, Exercisable at end of year		834,900
Weighted average exercise price, Exercisable at end of year		$ 25.07
Weighted average remaining contractual life, Exercisable at end of year		2 years 8 months 1 day
Aggregate intrinsic value, Exercisable at end of year | $		$ 2,339
Number of options, Granted		145,000
Weighted average exercise price, Granted		$ 30.83
Number of options, Expired and forfeited		(123,785)
Weighted average exercise price, Expired and forfeited		$ 18.37
Number of options, Exercised		(298,715)
Weighted average exercise price, Exercised		$ 24.03